Stock-Based Compensation Plans - Summary of Weighted Average Restricted Stock Unit Activity (Details) - Restricted Stock Units (RSUs) [Member] - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Weighted Average Grant Date Fair Value (in usd per share)	$ 44.21	$ 46.33	$ 45.65
Fair Value Of Settled Restricted Stock Units	$ 34	$ 54	$ 92
Share-based Payment Arrangement, Nonvested Award, Excluding Option, Cost Not yet Recognized, Amount	$ 22
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition	2 years 3 months 18 days